UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number:	811-09005

Name of Registrant:	Vanguard Massachusetts Tax-Exempt Funds

Address of Registrant:	P.O. Box 2600 Valley Forge, PA 19482

Name and address of agent for service:	Heidi Stam, Esquire P.O. Box 876 Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end:	August 31

Date of reporting period:	February 28, 2009

Item 1:	Schedule of Investments

Vanguard Massachusetts Tax-Exempt Fund

Schedule of Investments

As of February 28, 2009

	Coupon	Maturity Date		Face Amount ($000)	Market Value ($000)
Tax-Exempt Municipal Bonds (99.2%)
Massachusetts (95.3%)
Beverly MA GO	5.250%	11/1/12	(1)	1,925	2,159
Beverly MA GO	5.250%	11/1/13	(1)	1,855	2,111
Boston MA Convention Center Rev.	5.000%	5/1/18	(2)	4,975	5,211
Boston MA GO	5.750%	2/1/10	(Prere.)	1,955	2,047
Boston MA GO	5.000%	2/1/12	(1)(Prere.)	3,765	4,133
Boston MA GO	5.000%	3/1/16		7,295	8,402
Boston MA Housing Auth. Rev.	5.000%	4/1/23	(4)	2,000	2,059
Boston MA Housing Auth. Rev.	5.000%	4/1/25	(4)	5,440	5,526
Boston MA Special Obligation Rev. (Boston City Hosp.)	5.000%	8/1/17	(1)	2,000	2,145
Boston MA Water & Sewer Comm. Rev.	5.750%	11/1/13		460	506
Chelsea MA GO	5.500%	6/15/09	(2)	90	91
Foxborough MA Stadium Infrastructure Improvement Rev.	5.750%	6/1/10	(Prere.)	2,500	2,678
Framingham MA Housing Auth. Mortgage Rev.	6.200%	2/20/21		900	960
Framingham MA Housing Auth. Mortgage Rev.	6.350%	2/20/32		2,000	2,073
Holyoke MA Gas & Electric Dept. Rev.	5.000%	12/1/21	(1)	2,395	2,262
Littleton MA GO	5.000%	1/15/22	(1)	1,280	1,319
Lynn MA GO	5.250%	6/1/13	(2)	1,530	1,553
Massachusetts Bay Transp. Auth. Rev.	7.000%	3/1/09		2,000	2,001
Massachusetts Bay Transp. Auth. Rev.	5.250%	7/1/10	(Prere.)	3,950	4,178
Massachusetts Bay Transp. Auth. Rev.	5.250%	7/1/10	(Prere.)	630	666
Massachusetts Bay Transp. Auth. Rev.	5.000%	7/1/14	(Prere.)	5,000	5,724
Massachusetts Bay Transp. Auth. Rev.	5.250%	7/1/14		5,000	5,719
Massachusetts Bay Transp. Auth. Rev.	6.200%	3/1/16		5,325	6,180
Massachusetts Bay Transp. Auth. Rev.	5.000%	7/1/18	(Prere.)	10,000	11,717
Massachusetts Bay Transp. Auth. Rev.	5.500%	7/1/22		5,285	6,131
Massachusetts Bay Transp. Auth. Rev.	5.250%	7/1/23		5,325	5,968
Massachusetts Bay Transp. Auth. Rev.	5.000%	7/1/24		1,325	1,440
Massachusetts Bay Transp. Auth. Rev.	5.500%	7/1/24		2,500	2,857
Massachusetts Bay Transp. Auth. Rev.	5.000%	7/1/27		5,000	5,329
Massachusetts Bay Transp. Auth. Rev.	0.000%	7/1/29		1,020	317
Massachusetts Bay Transp. Auth. Rev.	5.500%	7/1/29	(1)	3,000	3,325
Massachusetts Bay Transp. Auth. Rev.	5.250%	7/1/30		420	421
Massachusetts Bay Transp. Auth. Rev.	5.250%	7/1/33		2,850	3,020
Massachusetts Bay Transp. Auth. Rev.	5.250%	7/1/34		2,500	2,561
Massachusetts College Building Auth. Rev.	0.000%	5/1/17	(10)	3,340	2,354
Massachusetts College Building Auth. Rev.	5.000%	5/1/38	(12)	14,000	13,788

Massachusetts Dev. Finance Agency Higher Educ. Rev. (Emerson College)	5.000%	1/1/18		2,000	2,092
Massachusetts Dev. Finance Agency Higher Educ. Rev. (Emerson College)	5.000%	1/1/20		3,105	3,151
Massachusetts Dev. Finance Agency Higher Educ. Rev. (Emerson College)	5.000%	1/1/22		3,985	3,911
Massachusetts Dev. Finance Agency Higher Educ. Rev. (Emerson College)	5.000%	1/1/23		3,710	3,584
Massachusetts Dev. Finance Agency Rev.	5.000%	1/1/36	(12)	10,000	9,712
Massachusetts Dev. Finance Agency Rev. (Boston Univ.)	6.000%	5/15/29	(2)	1,400	1,551
Massachusetts Dev. Finance Agency Rev. (Boston Univ.)	5.000%	10/1/35	(2)	2,000	1,888
Massachusetts Dev. Finance Agency Rev. (Boston Univ.)	5.375%	5/15/39		1,575	1,573
Massachusetts Dev. Finance Agency Rev. (Boston Univ.)	5.000%	7/1/42		5,000	4,751
Massachusetts Dev. Finance Agency Rev. (Boston Univ.) VRDO	0.800%	3/2/09	LOC	2,100	2,100
Massachusetts Dev. Finance Agency Rev. (College of Pharmacy and Allied Health Services)	5.750%	7/1/13	(Prere.)	1,000	1,174
Massachusetts Dev. Finance Agency Rev. (College of the Holy Cross) VRDOMassachusetts Dev. Finance Agency Rev. (College of the Holy Cross) VRDOMassachusetts Dev. Finance Agency Rev. (College of the Holy Cross) VRDO	0.450%	3/2/09	LOC	900	900
Massachusetts Dev. Finance Agency Rev. (Deerfield Academy)	5.000%	10/1/28		1,500	1,519
Massachusetts Dev. Finance Agency Rev. (Draper Laboratory)	5.750%	9/1/25		5,000	5,119
Massachusetts Dev. Finance Agency Rev. (Jewish Philanthropies)	5.250%	2/1/22		2,750	2,886
Massachusetts Dev. Finance Agency Rev. (Mount Holyoke College)	5.250%	7/1/31		4,000	4,020
Massachusetts Dev. Finance Agency Rev. (Mount Holyoke College)	5.000%	7/1/36		5,000	4,826
Massachusetts Dev. Finance Agency Rev. (Neville Communities)	6.000%	6/20/44		1,500	1,507
Massachusetts Dev. Finance Agency Rev. (Simmons College)	5.250%	10/1/33	(10)	3,000	2,291
Massachusetts Dev. Finance Agency Rev. (Smith College)	5.750%	7/1/10	(Prere.)	1,195	1,278
Massachusetts Dev. Finance Agency Rev. (Smith College)	5.750%	7/1/10	(Prere.)	3,000	3,209

	Massachusetts Dev. Finance Agency Rev. (Smith College)	5.000%	7/1/35		8,000	7,965
	Massachusetts Dev. Finance Agency Rev. (Suffolk Univ.)	5.850%	7/1/09	(Prere.)	2,000	2,056
	Massachusetts Dev. Finance Agency Rev. (Western New England College)	5.875%	12/1/12	(Prere.)	600	675
	Massachusetts Dev. Finance Agency Rev. (Western New England College)	6.125%	12/1/12	(Prere.)	1,000	1,168
	Massachusetts Dev. Finance Agency Rev. (Xaverian Brothers High School)	5.550%	7/1/19		1,000	891
	Massachusetts Dev. Finance Agency Rev. (Xaverian Brothers High School)	5.650%	7/1/29		1,500	1,185
	Massachusetts GAN	5.125%	12/15/10		1,480	1,499
	Massachusetts GAN	5.125%	12/15/12		1,750	1,772
	Massachusetts GAN	5.750%	6/15/14		9,665	10,275
	Massachusetts GO	5.625%	6/1/10	(Prere.)	1,450	1,537
	Massachusetts GO	5.000%	8/1/12		4,945	5,478
	Massachusetts GO	5.000%	9/1/12		2,170	2,409
	Massachusetts GO	5.500%	11/1/12	(4)	9,000	10,182
	Massachusetts GO	5.000%	8/1/14		11,965	13,553
	Massachusetts GO	5.000%	8/1/15	(4)	10,000	11,417
	Massachusetts GO	5.000%	9/1/15	(Prere.)	5,000	5,784
	Massachusetts GO	5.500%	11/1/17		5,000	5,908
	Massachusetts GO	5.250%	8/1/18	(4)	5,060	5,885
	Massachusetts GO	5.500%	10/1/18		4,955	5,854
	Massachusetts GO	5.500%	10/1/18	(4)	10,200	12,051
	Massachusetts GO	5.500%	11/1/19	(4)	5,550	6,529
	Massachusetts GO	5.000%	8/1/22		4,500	4,858
	Massachusetts GO	5.250%	8/1/22		5,000	5,645
[1]	Massachusetts GO	5.000%	3/1/26		5,000	5,187
	Massachusetts GO	5.000%	8/1/28		4,535	4,624
	Massachusetts GO	5.500%	8/1/30	(2)	10,000	10,944
[2]	Massachusetts GO TOB VRDO	2.150%	3/6/09	(3)	4,200	4,200
	Massachusetts GO VRDO	0.480%	3/2/09		1,500	1,500
	Massachusetts GO VRDO	0.500%	3/2/09		5,000	5,000
	Massachusetts Health & Educ. Fac. Auth. Rev. (Baystate Medical Center)	5.750%	7/1/33		5,000	4,483
	Massachusetts Health & Educ. Fac. Auth. Rev. (Berklee College of Music)	5.000%	10/1/26		6,255	5,792
	Massachusetts Health & Educ. Fac. Auth. Rev. (Berklee College of Music)	5.000%	10/1/27		5,575	5,083
	Massachusetts Health & Educ. Fac. Auth. Rev. (Boston Medical Center)	5.000%	7/1/19	(1)	50	46
	Massachusetts Health & Educ. Fac. Auth. Rev. (Boston Medical Center)	5.000%	7/1/28		3,000	2,268
	Massachusetts Health & Educ. Fac. Auth. Rev. (Caregroup)	5.000%	7/1/13		5,200	5,220

Massachusetts Health & Educ. Fac. Auth. Rev. (Caregroup)	5.125%	7/1/33		3,000	2,245
Massachusetts Health & Educ. Fac. Auth. Rev. (Caritas Christi Obligated Group)	6.750%	7/1/16		2,000	1,929
Massachusetts Health & Educ. Fac. Auth. Rev. (Dana-Farber Cancer Institute)	5.000%	12/1/37		5,000	4,469
Massachusetts Health & Educ. Fac. Auth. Rev. (Harvard Univ.)	6.250%	4/1/20		1,000	1,260
Massachusetts Health & Educ. Fac. Auth. Rev. (Harvard Univ.)	5.125%	7/15/37		9,350	9,446
Massachusetts Health & Educ. Fac. Auth. Rev. (Lahey Clinic Medical Center)	5.250%	8/15/37		8,000	6,710
Massachusetts Health & Educ. Fac. Auth. Rev. (Massachusetts General Hosp.)	6.250%	7/1/12	(2)	320	335
Massachusetts Health & Educ. Fac. Auth. Rev. (Milton Hosp.)	5.500%	7/1/10		520	512
Massachusetts Health & Educ. Fac. Auth. Rev. (Milton Hosp.)	5.500%	7/1/16		1,235	1,046
Massachusetts Health & Educ. Fac. Auth. Rev. (MIT)	5.250%	7/1/21		6,765	7,836
Massachusetts Health & Educ. Fac. Auth. Rev. (MIT)	5.250%	7/1/30		5,000	5,403
Massachusetts Health & Educ. Fac. Auth. Rev. (Museum Fine) VRDO	0.450%	3/2/09		3,400	3,400
Massachusetts Health & Educ. Fac. Auth. Rev. (New England Medical Center Hosp.)	5.375%	5/15/12	(3)(Prere.)	2,580	2,846
Massachusetts Health & Educ. Fac. Auth. Rev. (New England Medical Center Hosp.)	5.375%	5/15/12	(3)(Prere.)	3,000	3,309
Massachusetts Health & Educ. Fac. Auth. Rev. (New England Medical Center Hosp.)	5.375%	5/15/13	(3)	1,255	1,228
Massachusetts Health & Educ. Fac. Auth. Rev. (Northeastern Univ.)	5.000%	10/1/33		3,000	2,720
Massachusetts Health & Educ. Fac. Auth. Rev. (Northeastern Univ.) VRDO	0.380%	3/2/09	LOC	8,000	8,000
Massachusetts Health & Educ. Fac. Auth. Rev. (Partners Healthcare System)	5.250%	7/1/11		2,080	2,117
Massachusetts Health & Educ. Fac. Auth. Rev. (Partners Healthcare System)	5.250%	7/1/12		2,850	2,897
Massachusetts Health & Educ. Fac. Auth. Rev. (Partners Healthcare System)	5.250%	7/1/14		1,000	1,021
Massachusetts Health & Educ. Fac. Auth. Rev. (Partners Healthcare System)	5.250%	7/1/15	(1)	390	392
Massachusetts Health & Educ. Fac. Auth. Rev. (Partners Healthcare System)	5.250%	7/1/15		3,000	3,064

Massachusetts Health & Educ. Fac. Auth. Rev. (Partners Healthcare System)	5.375%	7/1/24	(1)	1,605	1,606
Massachusetts Health & Educ. Fac. Auth. Rev. (Simmons College)	5.000%	10/1/13	(3)(Prere.)	1,090	1,232
Massachusetts Health & Educ. Fac. Auth. Rev. (Simmons College)	5.000%	10/1/13	(3)(Prere.)	1,175	1,328
Massachusetts Health & Educ. Fac. Auth. Rev. (Simmons College)	8.000%	10/1/39		2,500	2,574
Massachusetts Health & Educ. Fac. Auth. Rev. (Sterling & Francine Clark)	5.000%	7/1/36		5,500	5,427
Massachusetts Health & Educ. Fac. Auth. Rev. (Stonehill College) VRDO	0.450%	3/2/09	LOC	2,100	2,100
Massachusetts Health & Educ. Fac. Auth. Rev. (Tufts Univ.)	5.250%	2/15/30		2,000	2,010
Massachusetts Health & Educ. Fac. Auth. Rev. (Tufts Univ.) VRDO	0.400%	3/2/09		3,600	3,600
Massachusetts Health & Educ. Fac. Auth. Rev. (Univ. of Massachusetts Memorial Health Care Inc.)	5.250%	7/1/14	(2)	1,000	998
Massachusetts Health & Educ. Fac. Auth. Rev. (Univ. of Massachusetts Memorial Health Care Inc.)	6.500%	7/1/21		5,000	4,429
Massachusetts Health & Educ. Fac. Auth. Rev. (Univ. of Massachusetts Memorial Health Care Inc.)	6.625%	7/1/32		1,000	817
Massachusetts Health & Educ. Fac. Auth. Rev. (Univ. of Massachusetts)	5.875%	10/1/10	(3)(Prere.)	4,000	4,316
Massachusetts Health & Educ. Fac. Auth. Rev. (Univ. of Massachusetts)	5.125%	10/1/27	(1)	1,850	1,850
Massachusetts Health & Educ. Fac. Auth. Rev. (Univ. of Massachusetts/Worcester)	5.125%	10/1/11	(3)(Prere.)	435	474
Massachusetts Health & Educ. Fac. Auth. Rev. (Univ. of Massachusetts/Worcester)	5.250%	10/1/12	(1)(Prere.)	4,000	4,490
Massachusetts Health & Educ. Fac. Auth. Rev. (Univ. of Massachusetts/Worcester)	5.125%	10/1/23	(3)	565	571
Massachusetts Health & Educ. Fac. Auth. Rev. (Wellesley College)	5.000%	7/1/23		2,400	2,492
Massachusetts Health & Educ. Fac. Auth. Rev. (Williams College)	5.000%	7/1/31		5,000	5,067
Massachusetts Housing Finance Agency Housing Rev.	5.125%	12/1/28		4,000	3,825
Massachusetts Housing Finance Agency Housing Rev. VRDO	3.250%	3/6/09	(4)	3,100	3,100

	Massachusetts Muni. Wholesale Electric Co. Power System Rev.	5.000%	7/1/10	(2)(ETM)	815	838
	Massachusetts Muni. Wholesale Electric Co. Power System Rev.	5.250%	7/1/12	(1)	2,975	3,143
	Massachusetts Muni. Wholesale Electric Co. Power System Rev.	5.250%	7/1/13	(1)	3,255	3,410
	Massachusetts Muni. Wholesale Electric Co. Power System Rev.	5.250%	7/1/16	(1)	4,500	4,623
	Massachusetts Port Auth. Rev.	5.750%	7/1/10		1,000	1,062
	Massachusetts Port Auth. Rev.	5.500%	7/1/16	(4)	10,000	11,544
	Massachusetts Port Auth. Rev.	5.000%	7/1/17	(4)	9,600	10,800
	Massachusetts School Building Auth. Dedicated Sales Tax Rev.	5.000%	8/15/18	(4)	10,000	11,123
	Massachusetts School Building Auth. Dedicated Sales Tax Rev.	5.000%	8/15/24	(4)	15,000	15,519
	Massachusetts School Building Auth. Dedicated Sales Tax Rev.	5.000%	8/15/25	(4)	10,125	10,412
	Massachusetts School Building Auth. Dedicated Sales Tax Rev.	5.000%	8/15/26	(4)	8,000	8,224
	Massachusetts School Building Auth. Dedicated Sales Tax Rev.	4.500%	8/15/27	(2)	7,225	6,996
	Massachusetts School Building Auth. Dedicated Sales Tax Rev.	5.000%	8/15/27	(1)	3,500	3,550
	Massachusetts School Building Auth. Dedicated Sales Tax Rev.	4.750%	8/15/32	(2)	9,360	8,829
	Massachusetts School Building Auth. Dedicated Sales Tax Rev.	5.000%	8/15/37	(2)	8,985	8,785
[2]	Massachusetts School Building Auth. Dedicated Sales Tax Rev. TOB VRDO	0.970%	3/6/09	(4)	8,175	8,175
	Massachusetts Special Obligation Dedicated Tax Rev.	5.500%	1/1/27	(1)	15,000	15,536
	Massachusetts Special Obligation Rev.	5.000%	12/15/09	(4)	3,010	3,113
	Massachusetts Special Obligation Rev.	5.000%	12/15/13	(4)	1,895	2,130
	Massachusetts Turnpike Auth. Rev. (Metro. Highway System)	0.000%	1/1/20	(1)	3,000	1,778
	Massachusetts Turnpike Auth. Rev. (Metro. Highway System)	0.000%	1/1/25	(1)	5,000	2,055
	Massachusetts Turnpike Auth. Rev. (Metro. Highway System)	0.000%	1/1/28	(1)	7,000	2,323
	Massachusetts Water Pollution Abatement Trust	5.375%	8/1/09	(Prere.)	1,435	1,479
	Massachusetts Water Pollution Abatement Trust	5.750%	8/1/09	(Prere.)	615	635
	Massachusetts Water Pollution Abatement Trust	5.250%	8/1/15	(Prere.)	4,460	5,218
	Massachusetts Water Pollution Abatement Trust	5.000%	8/1/16		5,000	5,738

Massachusetts Water Pollution Abatement Trust	5.250%	8/1/17		5,000	5,827
Massachusetts Water Pollution Abatement Trust	5.250%	8/1/17		540	612
Massachusetts Water Pollution Abatement Trust	5.250%	8/1/22		3,500	3,971
Massachusetts Water Pollution Abatement Trust	5.375%	8/1/27		2,565	2,592
Massachusetts Water Pollution Abatement Trust	5.500%	8/1/29		1,000	1,010
Massachusetts Water Pollution Abatement Trust	5.750%	8/1/29		2,490	2,533
Massachusetts Water Pollution Abatement Trust	5.250%	8/1/30		5,000	5,383
Massachusetts Water Resources Auth. Rev.	6.000%	12/1/11	(3)	4,120	4,450
Massachusetts Water Resources Auth. Rev.	5.500%	8/1/22	(4)	990	1,133
Massachusetts Water Resources Auth. Rev.	5.250%	8/1/32	(4)	5,000	5,228
Massachusetts Water Resources Auth. Rev.	5.000%	8/1/39		2,000	1,972
Narragansett MA Regional School Dist. GO	6.500%	6/1/13	(2)	1,210	1,293
Newton Massachusetts School Dist.	4.500%	6/15/34		5,095	4,829
Pittsfield MA GO	5.000%	4/15/18	(1)	1,000	1,055
Quaboag MA Regional School Dist. GO	5.500%	6/1/18	(4)	1,355	1,432
Quaboag MA Regional School Dist. GO	5.500%	6/1/19	(4)	1,355	1,432
Rail Connections Inc. Massachusetts Rev.	5.300%	7/1/09	(ETM)	340	346
Rail Connections Inc. Massachusetts Rev.	5.400%	7/1/09	(Prere.)	520	539
Rail Connections Inc. Massachusetts Rev.	5.500%	7/1/09	(Prere.)	1,175	1,219
Rail Connections Inc. Massachusetts Rev.	6.000%	7/1/09	(Prere.)	570	592
Rail Connections Inc. Massachusetts Rev.	6.000%	7/1/09	(Prere.)	1,030	1,070
Route 3 North Transp. Improvement Assn. Massachusetts Lease Rev.	5.375%	6/15/10	(1)(Prere.)	2,500	2,641
Shrewsbury MA GO	5.000%	8/15/13		1,030	1,110
Shrewsbury MA GO	5.000%	8/15/17		1,900	2,044
Shrewsbury MA GO	5.000%	8/15/18		3,185	3,374
Shrewsbury MA GO	5.000%	8/15/19		1,000	1,059
Tantasqua MA Regional School Dist. GO	5.125%	8/15/10	(4)(Prere.)	2,575	2,755
Univ. of Massachusetts Building Auth. Refunding Rev.	6.875%	5/1/14	(ETM)	1,000	1,187
Univ. of Massachusetts Building Auth. Rev.	5.125%	11/1/10	(Prere.)	1,135	1,211
Univ. of Massachusetts Building Auth. Rev.	5.500%	11/1/10	(2)(Prere.)	2,600	2,790

Univ. of Massachusetts Building Auth. Rev.	5.500%	11/1/10	(2)(Prere.)	2,400	2,576
Univ. of Massachusetts Health & Educ. Fac. Auth. Rev.	5.000%	11/1/21	(2)	5,680	5,865
Univ. of Massachusetts Health & Educ. Fac. Auth. Rev.	5.000%	11/1/22	(2)	2,695	2,756
Univ. of Massachusetts Health & Educ. Fac. Auth. Rev.	5.000%	11/1/23	(2)	1,760	1,791
Univ. of Massachusetts Health & Educ. Fac. Auth. Rev.	5.000%	11/1/24	(2)	1,980	1,999
Univ. of Massachusetts Health & Educ. Fac. Auth. Rev.	5.000%	11/1/25	(2)	1,990	2,000
Westfield MA GO	5.000%	5/1/10	(3)(Prere.)	1,715	1,815
Worcester MA GO	5.500%	10/1/09	(1)	1,000	1,021
Worcester MA GO	5.750%	4/1/10	(4)(Prere.)	1,000	1,058
Worcester MA GO	5.625%	8/15/10	(3)(Prere.)	1,640	1,753
Worcester MA GO	5.500%	8/15/14	(1)	1,445	1,513
Worcester MA GO	5.500%	8/15/15	(1)	1,190	1,242
Worcester MA GO	5.250%	8/15/21	(1)	1,500	1,518
					746,021
Puerto Rico (3.4%)
Puerto Rico Electric Power Auth. Rev.	5.500%	7/1/17	(1)	5,000	4,965
Puerto Rico GO	5.500%	7/1/19	(2)	2,250	2,131
Puerto Rico GO	5.500%	7/1/22	(3)	3,500	3,217
Puerto Rico Highway & Transp. Auth. Rev.	5.500%	7/1/12	(3)	5,080	5,134
Puerto Rico Public Buildings Auth. Govt. Fac. Rev.	5.250%	7/1/12	(Prere.)	1,100	1,204
Puerto Rico Public Buildings Auth. Govt. Fac. Rev.	5.250%	7/1/36		400	327
Puerto Rico Public Finance Corp.	5.500%	2/1/12	(Prere.)	665	733
Puerto Rico Public Finance Corp.	5.500%	2/1/12	(Prere.)	2,015	2,218
Puerto Rico Public Finance Corp.	5.125%	6/1/24	(2)(ETM)	2,155	2,310
Puerto Rico Public Finance Corp.	6.000%	8/1/26	(4)(ETM)	4,000	4,640
					26,879
Virgin Islands (0.3%)
Virgin Islands Public Finance Auth. Rev.	5.000%	10/1/09		1,450	1,461
Virgin Islands Public Finance Auth. Rev.	5.250%	10/1/20		1,000	888
					2,349
Guam (0.2%)
Guam Econ. Dev. & Comm. Auth. Rev.	5.250%	6/1/32		2,420	1,619

Total Tax-Exempt Municipal Bonds (Cost $777,818)					776,868

Other Assets and Liabilities-Net (0.8%)	6,212
Net Assets (100%)	783,080

1	Security purchased on a when-issued or delayed delivery basis for which the fund has not taken delivery as of February 28, 2009.
2

Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2009, the aggregate value of these securities was $12,375,000, representing 1.6% of net assets.

Massachusetts Tax-Exempt Fund

Key to Abbreviations

ARS - Auction Rate Security.
BAN - Bond Anticipation Note.
COP - Certificate of Participation.
CP - Commercial Paper.
FR - Floating Rate.
GAN - Grant Anticipation Note.
GO - General Obligation Bond.
IDA - Industrial Development Authority Bond.
IDR - Industrial Development Revenue Bond.
PCR - Pollution Control Revenue Bond.
PUT - Put Option Obligation.
RAN - Revenue Anticipation Note.
TAN - Tax Anticipation Note.
TOB - Tender Option Bond.
TRAN - Tax Revenue Anticipation Note.
UFSD - Union Free School District.
USD - United School District.
VRDO - Variable Rate Demand Obligation.
(ETM) - Escrowed to Maturity.
(Prere.) - Prerefunded.

Scheduled principal and interest payments are guaranteed by:
(1) MBIA (Municipal Bond Insurance Association).
(2) AMBAC (Ambac Assurance Corporation).
(3) FGIC (Financial Guaranty Insurance Company).
(4) FSA (Financial Security Assurance).
(5) BIGI (Bond Investors Guaranty Insurance).
(6) Connie Lee Inc.
(7) FHA (Federal Housing Authority).
(8) CapMAC (Capital Markets Assurance Corporation).
(9) American Capital Access Financial Guaranty Corporation.
(10) XL Capital Assurance Inc.
(11) CIFG (CDC IXIS Financial Guaranty).
(12) Assured Guaranty Corp.
(13) National Indemnity Co. (Berkshire Hathaway).
The insurance does not guarantee the market value of the municipal bonds.

Massachusetts Tax-Exempt Fund

LOC - Scheduled principal and interest payments are guaranteed by bank letter of credit.

Security Valuation: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

At February 28, 2009, the cost of investment securities for tax purposes was $779,691,000. Net unrealized depreciation of investment securities for tax purposes was $2,823,000, consisting of unrealized gains of $17,675,000 on securities that had risen in value since their purchase and $20,498,000 in unrealized losses on securities that had fallen in value since their purchase.

Futures Contracts: The fund is subject to interest rate risk in the normal course of pursuing its investment objectives. The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued based upon their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses). As of February 28, 2009, the fund has no open futures contracts.

In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 157 (“FAS 157”), “Fair Value Measurements.” FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements.

The various inputs that may be used to determine the value of the fund's investments are summarized in three broad levels. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At February 28, 2009, 100% of the fund's investments were valued based on Level 2 inputs.

Item 2:	Controls and Procedures.

(a)	Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)	Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3:	Exhibits. (a) Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD MASSACHUSETTS TAX-EXEMPT FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: April 20, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD MASSACHUSETTS TAX-EXEMPT FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: April 20, 2009

VANGUARD MASSACHUSETTS TAX-EXEMPT FUNDS

By:	/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER

Date: April 20, 2009

* By: /s/ Heidi Stam

Heidi Stam, pursuant to a Power of Attorney filed on January 18, 2008, see file Number 2-29601, Incorporated by Reference; and pursuant to a Power of Attorney filed on September 26, 2008, see File Number 2-47371, Incorporated by Reference.